LOSS PER SHARE - Schedule of Antidilutive Securities Excluded from Computation of Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive options excluded from calculation of diluted EPS (in shares)	53,562,526	54,009,380
Stock Award Plans
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive options excluded from calculation of diluted EPS (in shares)	8,506,194	3,863,288
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive options excluded from calculation of diluted EPS (in shares)	43,221,659	44,384,041
Contingent Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive options excluded from calculation of diluted EPS (in shares)	0	3,000,000
Convertible Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive options excluded from calculation of diluted EPS (in shares)	77,500	0
Convertible Debentures
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive options excluded from calculation of diluted EPS (in shares)	1,757,173	2,762,051